Share Capital (Tables)	12 Months Ended
Jun. 30, 2025
Share Capital
Schedule of changes in share capital
	Number of Common shares	Share Capital
Balance, July 1, 2023	26,800,000	$6,855
Common shares issued, net of costs	2,200	22
Equity warrants exercised (note 21d)	110,000	83
Acquisition of OFIT GM and OFIT RT (note 19)	278,875	2,066

Balance, June 30, 2024	27,191,075	$9,026
Common shares issued, net of costs	990,726	3,550
Equity warrants exercised (note 21d)	235,000	176
RSU exercised (note 22b)	508,381	1,874
Share-based compensation (note 22a)	81,551	384
Share option exercised (note 22a)	457,215	2,919
Equity warrant granted (note 21d)	-	791
Shelf prospectus shares issued (note 21c)	2,394,367	6,615
Acquisition of Solar Flow-Through Funds (note 19)	3,575,632	19,950
Balance, June 30, 2025	35,433,947	$45,285

Schedule of movement in warrants

The movement in warrants during the year was as follows:

	June 30, 2025			June 30, 2024
	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)	Number of warrants	Weighted average exercise price per warrant	Weighted Average Remaining Life (years)
Outstanding, beginning of the year	7,873,000	$0.38	3.35	7,983,000	$0.39	4.33
Granted	119,718	6.61	-	-	-	-
Exercised	(235,000)	0.75	-	(110,000)	0.75	-
Outstanding, end of the year	7,757,718	$0.52		7,873,000	$0.38
Weighted average remaining Life (years)	-	-	2.43	-	-	3.35